CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY SHAREOWNERS' EQUITY PARENTHETICAL - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareowners' Equity Parenthetical [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 1.56	$ 1.48	$ 1.40